Other Operating Gains (Losses), Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Other Operating Gains [Line Items]
Other operating gains (losses), net	$ 5	$ (29)	$ 2	$ (70)